CONDENSED BALANCE SHEET (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	5,000,000	5,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Class A ordinary shares
Ordinary redemption, shares (in shares)	20,898,193	0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	4,401,807	4,401,807
Ordinary shares, shares outstanding (in shares)	4,401,807	4,401,807
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in shares)	6,325,000	6,325,000
Ordinary shares, shares outstanding (in shares)	6,325,000	6,325,000
Shares subject to forfeiture (in shares)		825,000